Note 1 - Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Variable Interest Entities [Table Text Block]
Company name	Place of incorporation or establishment	Date of incorporation or acquisition	legal ownership interest	Principal activity
Subsidiaries:
China Finance Online (Beijing) Co., Ltd. ("CFO Beijing")	Beijing, PRC	Jul. 9, 1998	100%	N/A
Fortune Software (Beijing) Co., Ltd. ("CFO Software")	Beijing, PRC	Dec. 7, 2004	100%	N/A
Shenzhen Genius Information Technology Co., Ltd. ("CFO Genius")	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Zhengyong Information & Technology (Shanghai) Co., Ltd.
(“CFO Zhengyong”)	Shanghai, PRC	Aug. 17, 2008	100%	N/A
Zhengtong Information Technology (Shanghai) Co., Ltd ("CFO Zhengtong")	Shanghai, PRC	Jun. 24, 2008	100%	N/A
iSTAR Financial Holdings Limited ("iSTAR Financial Holdings")	BVI	Jul. 16, 2007	85%	Investment holdings
iSTAR International Securities Co. Limited ("iSTAR Securities")	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
iSTAR International Futures Co. Limited ("iSTAR Futures")	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
iSTAR International Wealth Management Co. Limited	Hong Kong, PRC	Oct. 8, 2008	85%	Securities advising, future contract
("iSTAR Wealth Management")				advising and asset management
iSTAR International Credit Co. Limited ("iSTAR Credit")	Hong Kong, PRC	Feb. 10, 2012	85%	N/A

Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. ("CFO Fuhua")	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shanghai Chongzhi Co., Ltd. ("CFO Chongzhi")	Shanghai, PRC	Jun. 6, 2008	Nil	Subscription service
Fortune (Beijing) Qicheng Technology Co., Ltd. ("CFO Qicheng")	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Newrand Securities Advisory and Investment Co., Ltd.	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising
("CFO Newrand ")
Shanghai Stockstar Wealth Management Co., Ltd.
("Stockstar Wealth Management")	Shanghai, PRC	Apr. 12, 2011	Nil	N/A
Beijing Chuangying Advisory and Investment Co., Ltd.
( "CFO Chuangying" )	Beijing, PRC	Jan. 9, 2009	Nil	N/A

Subsidiaries of variable interest entities:
Shanghai Meining Computer Software Co., Ltd. ("CFO Meining")	Shanghai, PRC	Oct. 1, 2006	Nil	Web portal, advertising, subscription,
and SMS
Shenzhen Newrand Securities Training Center ("CFO Newrand Training")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Fortune (Beijing) Huiying Investment Consulting Co., Ltd. ("CFO Huiying")	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe")	Shenzhen, PRC	Sep. 30, 2013	Nil	N/A
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")	Shenzhen, PRC	Sep. 23, 2009	Nil	N/A
Zhengjin (Fujian) Precious Metals Investment Co., Ltd.	Fujian, PRC	Jan. 6, 2013	Nil	Commodities brokerage
("CFO Zhengjin Fujian")
Zhengjin (Shanghai) Precious Metals Investment Co., Ltd.	Shanghai, PRC	Dec. 12, 2013	Nil	Commodities brokerage
("CFO Zhengjin Shanghai")
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd.	Tianjin, PRC	Jul. 23, 2013	Nil	Commodities brokerage
("CFO Zhengjin Tianjin")
Henghui (Tianjin) Precious Metals Investment Co., Ltd.	Tianjin, PRC	Sep. 30, 2013	Nil	Commodities brokerage
("CFO Henghui")
Zhengjin (Beijing) Wisdom Petroleum and Chemical Investment
Management Co., Ltd. ("CFO Zhengjin Beijing")	Beijing, PRC	Jan. 13, 2014	Nil	N/A
Yinglibao (Beijing) Technology Co., Ltd. ("CFO Yinglibao")	Beijing, PRC	Jan. 15, 2014	Nil	Internet-based financial platform
Zhengjin (Qingdao) Wisdom Trading Co., Ltd. ("CFO Zhengjin Qingdao")	Qingdao, PRC	Sep. 4, 2014	Nil	N/A
Zhengjin (Jiangsu) Precious Metals Co., Ltd. ("CFO Zhengjin Jiangsu")	Nanjing, PRC	Nov. 19, 2014	Nil	Commodities brokerage
iTougu (Beijing) Network Technology Co., Ltd. ("CFO iTougu")	Beijing, PRC	Dec. 8, 2014	Nil	Investment advisory service platform
Tibet Fortune Jinyuan Network Technology Co., Ltd. ("CFO Tibet")	Tibet, PRC	Aug. 22, 2015	Nil	N/A
Shanghai Guiwo Information Technology Co., Ltd. (“CFO Guiwo”)	Shanghai, PRC	Apr. 1, 2015	Nil	N/A

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	December, 31
	2014					2015
	Gross carrying amount	Accumulated amortization	Impairment	Disposal	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Intangible assets not subject to amortization:
Commodities trading right	1,372,773	-	-	(81,712)	1,291,061	1,216,582	-	(250,360)	966,222

Intangible assets subject to amortization:
Completed technology	68,639	(27,187)	(41,452)	-	-	-	-	-	-
Customer relationship	1,256,741	(362,522)	-	-	894,219	1,184,243	(610,931)	-	573,312
Securities consulting license and related trademarks	5,570,082	(741,279)	(1,760,673)	(3,068,130)	-	-	-	-	-
	$8,268,235	$(1,130,988)	$(1,802,125)	$(3,149,842)	$2,185,280	$2,400,825	$(610,931)	$(250,360)	$1,539,534

Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31,
	2013	2014	2015

Net cash (used in) provided by operating activities	$(14,469,067)	$3,204,749	$(835,965)
Net cash (used in) provided by investing activities	(9,440,165)	(5,685,885)	38,523,306
Net cash provided by (used in) financing activities	35,830,988	1,430,739	(6,061,473)
Effect of exchange rate changes	$(46,900)	$(95,269)	$(1,452,505)

Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Notes Tables
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	December 31 ,
	2014	2015

Commodities brokerage business:
Commodities trading right	$1,291,061	$966,222
Customer relationship	894,219	573,312
	$2,185,280	$1,539,534

Condensed Balance Sheet [Table Text Block]
	December 31,
	2014	2015
Assets
Current assets
Cash and cash equivalents	$17,615,035	$47,788,398
Consideration receivable	13,400,882	-
Account receivable -others, net	22,217,745	45,278,278
Loan receivable	10,295,800	-
Others	6,558,399	3,971,332
Total current assets	$70,087,861	$97,038,008

Property and equipment, net	3,242,905	4,311,095
Acquired intangible assets, net	2,185,280	1,539,534
Cost method investment	907,919	554,392
Equity method investment, net	-	1,228,269
Rental deposits	913,187	989,383
Guarantee fund deposits	4,604,924	5,850,623
Investment in subsidiaries	43,751,417	43,553,986
Deferred tax assets, non-current	13,328	4,982
Total assets	$125,706,821	$155,070,272

Third-party liabilities
Current liabilities
Accrued expenses and other current liabilities	10,514,186	20,425,274
Accounts payable	18,843,147	3,387,125
Total current liabilities	$29,357,333	$23,812,399
Non-current liabilities	899,356	571,924
Total third-party liabilities	$30,256,689	$24,384,323
Inter-company liabilities	$42,155,248	$44,591,484

Condensed Income Statement [Table Text Block]
	Year ended December 31,
	2013	2014	2015

Net revenues	$58,549,393	$98,207,958	$136,412,062
Net income (loss)	$(5,469,402)	$12,305,855	$49,300,399